Aug-14-03 03:29pm From- T-659 P.002/002 F-900

Manager
Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03019150

NYSE

August 14, 2003

1-2207

Cert NYS

PROCESSED
AUG 15 2003
THOMSON FINANCIAL

RECD S.E.C.
AUG 14 2003
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, TRIARC COMPANIES, INC., Class B Common Stock, Series 1, par value $.10 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 14, 2003, 2003. Tentative listing date – August 19, 2003.

Sincerely,